Exhibit 99.1

World Omni Auto Receivables Trust 2018-C
Monthly Servicer Certificate
August 31, 2021

Dates Covered
Collections Period	08/01/21 - 08/31/21
Interest Accrual Period	08/16/21 - 09/14/21
30/360 Days	30
Actual/360 Days	30
Distribution Date	09/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/21	234,253,351.93	19,004
Yield Supplement Overcollateralization Amount 07/31/21	8,422,323.13	0
Receivables Balance 07/31/21	242,675,675.06	19,004
Principal Payments	14,442,441.43	523
Defaulted Receivables	213,234.99	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/21	7,675,508.77	0
Pool Balance at 08/31/21	220,344,489.87	18,470

Pool Statistics	$ Amount	# of Accounts
Pool Factor	20.66%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	1,103,449,170.74	40,092

Delinquent Receivables:
Past Due 31-60 days	2,352,310.32	136
Past Due 61-90 days	656,361.60	37
Past Due 91-120 days	111,907.25	10
Past Due 121+ days	0.00	0
Total	3,120,579.17	183

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.37%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.34%
Delinquency Trigger Occurred	NO

Recoveries	300,520.91
Aggregate Net Losses/(Gains) - August 2021	(87,285.92)
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.43%
Prior Net Losses Ratio	0.29%
Second Prior Net Losses Ratio	-0.26%
Third Prior Net Losses Ratio	-0.06%
Four Month Average	-0.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.03%

Overcollateralization Target Amount	10,184,266.44
Actual Overcollateralization	10,184,266.44
Weighted Average Contract Rate	3.54%
Weighted Average Contract Rate, Yield Adjusted	6.38%
Weighted Average Remaining Term	30.41

Flow of Funds	$ Amount
Collections	15,461,860.32
Investment Earnings on Cash Accounts	72.24
Servicing Fee	(202,229.73)
Transfer to Collection Account	-
Available Funds	15,259,702.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	515,126.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	86,586.67
(5) Noteholders' Second Priority Principal Distributable Amount	3,724,595.62
(6) Required Reserve Account	-
(7) Noteholders' Principal Distributable Amount	10,184,266.44
(8) Asset Representation Reviewer Amounts (in excess of 1)	-
(9) Distribution to Certificateholders	749,127.57

Total Distributions of Available Funds	15,259,702.83

Servicing Fee	202,229.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	970,060,000.00
Original Class B	30,560,000.00

Total Class A & B
Note Balance @ 08/16/21	224,069,085.49
Principal Paid	13,908,862.06
Note Balance @ 09/15/21	210,160,223.43

Class A-1
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-2
Note Balance @ 08/16/21	0.00
Principal Paid	0.00
Note Balance @ 09/15/21	0.00
Note Factor @ 09/15/21	0.0000000%

Class A-3
Note Balance @ 08/16/21	104,449,085.49
Principal Paid	13,908,862.06
Note Balance @ 09/15/21	90,540,223.43
Note Factor @ 09/15/21	27.7730747%

Class A-4
Note Balance @ 08/16/21	89,060,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	89,060,000.00
Note Factor @ 09/15/21	100.0000000%

Class B
Note Balance @ 08/16/21	30,560,000.00
Principal Paid	0.00
Note Balance @ 09/15/21	30,560,000.00
Note Factor @ 09/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	601,713.20
Total Principal Paid	13,908,862.06
Total Paid	14,510,575.26

Class A-1
Coupon	2.36000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.80000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	3.13000%
Interest Paid	272,438.03
Principal Paid	13,908,862.06
Total Paid to A-3 Holders	14,181,300.09

Class A-4
Coupon	3.27000%
Interest Paid	242,688.50
Principal Paid	0.00
Total Paid to A-4 Holders	242,688.50

Class B
Coupon	3.40000%
Interest Paid	86,586.67
Principal Paid	0.00
Total Paid to B Holders	86,586.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6013404
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.9002439
Total Distribution Amount	14.5015843

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.8356995
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	42.6652210
Total A-3 Distribution Amount	43.5009205

A-4 Interest Distribution Amount	2.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.7250000

B Interest Distribution Amount	2.8333334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.8333334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	267.79
Noteholders' Principal Distributable Amount	732.21

Account Balances	$ Amount
Reserve Account
Balance as of 08/16/21	2,546,066.61
Investment Earnings	61.59
Investment Earnings Paid	(61.59)
Deposit/(Withdrawal)	-
Balance as of 09/15/21	2,546,066.61
Change	-

Required Reserve Amount	2,546,066.61

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$619,004.06	$1,006,736.17	$970,326.39
Number of Extensions	42	60	56
Ratio of extensions to Beginning of Period Receivables Balance	0.26%	0.39%	0.36%